Details of Significant Accounts - Financial liabilities at FV, warrant liabilities, narrative (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Disclosure of financial liabilities [line items]
Minimum threshold written notice period for redemption of warrants	30 days
Public warrants and forward purchase warrants | Redemption of warrants when the price per perfect class A ordinary shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00
Public warrants and forward purchase warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)	10.00
Private placement warrants | Redemption of warrants when the price per perfect class A ordinary shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)	18.00
Private placement warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)	$ 10.00
Warrant liabilities
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares) | shares	20,850,000
Warrant liabilities | Public warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares) | shares	20,850,000
Warrant liabilities | Public warrants and forward purchase warrants | Redemption of warrants when the price per perfect class A ordinary shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00
Redemption price per warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days
Threshold trading days for redemption of warrants	20 days
Threshold consecutive trading days for redemption of warrants	30 days
Threshold business days before sending notice of redemption to warrant holders	3 days
Warrant liabilities | Public warrants and forward purchase warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Redemption price per warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of warrants	30 days
Warrant liabilities | Class A ordinary shares
Disclosure of financial liabilities [line items]
Exercise price of warrants (in USD per share)	$ 11.50
Warrant liabilities | Perfect Class A Ordinary Shares | Public warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares) | shares	1